Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 8 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the condensed financial statements were issued require adjustment or disclosure in the Company’s condensed financial statements.

On July 14, 2017, the Company issued and sold an aggregate of 3,438,053 units at a price of $1.50 per unit for total proceeds of approximately $5.16 million. Each unit consists of one share of the Company’s common stock and one common stock purchase warrant. Each warrant can be exercised at any time prior to June 30, 2020 for the purchase of one share of the Company’s common stock at an exercise price of $2.25.

In August 2017, the Company granted stock options to two consultants to purchase a total of 85,000 shares of the Company’s common stock. The stock options have an exercise price of $2.02 per share and are exercisable during a ten year term, subject to vesting over periods of three and four years.

In August 2017, the Company issued a total of 180,000 warrants to two consultants. The warrants have an exercise price of $1.99 and terms of five years.

Note 12 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the financial statements were issued require adjustment or disclosure in the Company’s financial statements.

In January 2017, a total of 926,588 warrants were exercised for cash proceeds of $1,853,176. An additional $522,326 was received in January 2017 which was the proceeds from warrants exercised in December 2016.

In January 2017, 4,695,846 warrants expired.

In January 2017, the Company granted stock options to purchase 731,000 shares of the Company’s common stock to its employees. The stock options are performance based and will be valued at the time milestones are reached.

In January 2017, the Company granted stock options to purchase 200,000 shares of the Company’s common stock to two of its Directors. The Company also granted stock options to purchase 100,000 shares of the Company’s common stock to one of its employees. The 300,000 stock options have an exercise price of $2.40 and are exercisable during a ten year term, subject to vesting based on continuous service over periods between zero and four years from the date of grant.

In January and February 2017, consultants to the Company exercised a total of 106,982 warrants for cash proceeds of $29,491.

In February 2017, 16,250 stock options were exercised for cash proceeds of $19,825.